Quarterly Financial Information (Unaudited)	12 Months Ended
Dec. 31, 2018
Quarterly Financial Information (Unaudited)
Quarterly Financial Information (Unaudited)

(21)    Quarterly Financial Information (Unaudited)

					Year
	First	Second	Third	Fourth	to
(In thousands except per share data)	quarter	quarter	quarter	quarter	Date
Year Ended December 31, 2018
Interest income	$13,544	$14,288	$14,751	$15,196	$57,779
Interest expense	2,790	3,261	3,443	3,692	13,186
Net interest income	10,754	11,027	11,308	11,504	44,593
Provision for loan losses	300	450	250	475	1,475
Noninterest income	2,203	2,378	2,324	2,436	9,341
Investment gains (losses), net	98	108	50	(1)	255
Noninterest expense	10,254	9,931	9,888	10,259	40,332
Income tax expense	411	225	446	586	1,668
Net income	$2,090	$2,907	$3,098	$2,619	$10,714
Net income per share:
Basic earnings per share	$0.35	$0.48	$0.51	$0.44	$1.78
Diluted earnings per share	0.35	0.48	0.51	0.44	1.78

Year Ended December 31, 2017
Interest income	$12,099	$12,681	$12,936	$13,219	$50,935
Interest expense	1,612	1,861	2,183	2,351	8,007
Net interest income	10,487	10,820	10,753	10,868	42,928
Provision for loan losses	350	330	555	530	1,765
Noninterest income	2,407	2,099	2,181	2,263	8,950
Investment gains (losses), net	—	—	—	5	5
Noninterest expense	9,350	9,687	9,766	9,999	38,802
Income tax expense	1,093	983	847	4,979	7,902
Net income	$2,101	$1,919	$1,766	$(2,372)	$3,414
Net income per share:
Basic earnings per share	$0.35	$0.32	$0.29	$(0.39)	$0.56
Diluted earnings per share	0.35	0.32	0.29	(0.39)	0.56